COMMITMENTS AND CONTINGENCIES (Details) (USD $)	Mar. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
2014	$ 11,622
2015	15,496
2016	15,496
Total future lease obligation	$ 42,614